Equity (Details) - USD ($)		1 Months Ended	6 Months Ended
	Feb. 04, 2022	Mar. 31, 2021	Jun. 30, 2022	Dec. 31, 2021	Mar. 24, 2021
Equity (Details) [Line Items]
Initial public offering, description	(i) 3,690,477 units, each consisting of one Ordinary Share and one warrant to purchase one Ordinary Share, and (ii) 10,000 pre-funded units, each consisting of one pre-funded warrant to purchase one Ordinary Share and one warrant. In addition, the Company also issued and sold 65,247 Ordinary Shares, 478,324 pre-funded warrants and 543,571 warrants pursuant to the partial exercise of the over-allotment option and issued 488,324 Ordinary Shares pursuant to the exercise of the 488,324 pre-funded warrants issued in the IPO. The warrants were exercisable immediately upon issuance at an exercise price of $5.25 and expire on February 4, 2027. In connection with the IPO, the Company received gross proceeds of approximately $17.8 million before deducting underwriting discounts and commissions and before offering expenses ($15.1 million net proceeds after deducting approximately $1.35 million of underwriting discounts and commissions and approximately $1.35 million of other offering costs).
Preferred shares, shares issued				489,812
Preferred shares, shares outstanding				489,812
Converted into ordinary shares			489,812
Ordinary share, exercise price (in Dollars per share)			$ 6.1248
Issuance cost (in Dollars)			$ 183,338
Warrants, description			Each of the March 2021 Investors also received one warrant to purchase one Ordinary Share for each Preferred Share issued to such investor. Such warrants are exercisable pursuant to the following terms: (i) if an initial public offering of the Ordinary Shares is consummated by the Company during a period of fifteen months from the issuance date of the warrant, the warrants will be exercisable until March 24, 2026, at an exercise price of $6.1248 per Ordinary Share; or (ii) if no initial public offering of the Ordinary Shares is consummated by the Company during such fifteen month period, the warrants will be exercisable until September 24, 2023, at an exercise price of $7.9888 per Ordinary Share.
Share capital of ordinary shares			98,750,000
Share capital of preferred shares			1,250,000
Share capital of ordinary shares increased			100,000,000
Aggregate gross proceeds (in Dollars)					$ 1,500,000
Purchase of additional preferred amount (in Dollars)		$ 500,000
Amount allocated to the warrants (in Dollars)			$ 274,294
Warrant [Member]
Equity (Details) [Line Items]
Converted into ordinary shares			489,812
Ordinary share, exercise price (in Dollars per share)			$ 4.2
Purchase of ordinary shares			145,506
IPO [Member]
Equity (Details) [Line Items]
Preferred shares, shares issued			489,812
Preferred shares, shares outstanding			489,812
Ordinary share, exercise price (in Dollars per share)			$ 5.25
Warrants, issued (in Dollars)			$ 185,023
Purchase of ordinary shares			185,023
Warrants expire			5 years
Issuance cost (in Dollars)			$ 199,125
Warrants, description			The Company issued to two of its advisors warrants to purchase up to 180,409 Ordinary Shares, exercisable until April 21, 2026, at an exercise price of $0.0004 per Ordinary Share and warrants to purchase up to 400,472 Ordinary Shares at an exercise price of $4.20 per Ordinary Share. The warrants are exercisable for a period of five years from the date of issuance. The fair value of the warrants of $695,685 was recorded as an issuance cost. In connection with the agreement between the parties, the Company recognized during 2021 a provision of $75,000 which was classified into shareholders’ equity upon the IPO.
Private Placement [Member]
Equity (Details) [Line Items]
Converted into ordinary shares					489,812
Aggregate of preferred shares		489,812